Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 8 - Subsequent events

On July 7, 2026, the Company, Scipher Medicine Corporation, a Delaware corporation (“Scipher”), and other parties detailed below under “Merger Agreement” entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which, among other things the parties will effect a series of transactions resulting in Chemomab redomiciling into the U.S. and Scipher becoming a wholly owned subsidiary of Chemomab following such domestication, as described below.

Merger Agreement

The parties to the Merger Agreement are the Company, Snowdrift Parent Corporation, a Delaware corporation (“Chemomab Parent”), Snowdrift Sub Corp., a Delaware corporation and a wholly owned subsidiary of Chemomab Parent (the “Merger Sub”), Elderwood Ltd., an Israeli company and a wholly owned subsidiary of Chemomab Parent (the “Domestication Merger Sub”), and Scipher. Pursuant to the Merger Agreement, following the merger of the Domestication Merger Sub with and into the Company, with the Company being the surviving entity and a wholly owned subsidiary of Chemomab Parent (the “Domestication Merger”), and upon satisfaction of additional closing conditions, the Merger Sub will merge with and into Scipher, with Scipher being the surviving entity (the “Surviving Corporation”) and a wholly owned subsidiary of Chemomab Parent (the “Merger”, and the time at which the Merger becomes effective, the “Effective Time”).

The Merger Agreement and the consummation of the transactions contemplated thereby, including the Merger (collectively, the “Transactions”), have been unanimously approved by each of the Company’s board of directors and Scipher’s board of directors, and the Company’s board of directors has resolved to recommend that the Company’s shareholders approve the Merger Agreement and the Transactions, including the Merger.

Once the Merger is completed, the business of Scipher will combine with the business of the Company in Chemomab Parent (collectively, the “Combined Company”), and the parties expect the common stock of the Combined Company to be listed on the Nasdaq Capital Market under the ticker symbol “SCIP.”

In support of the Merger, a syndicate of current Scipher investors has committed to a new financing to Scipher, Chemomab and the Combined Company for aggregate gross cash proceeds of not less than $30 million (the “Concurrent PIPE Investment”). The closing of the Concurrent PIPE Investment is a condition to the Closing of the Merger.

Immediately following the closing of the Merger (the “Closing”), certain former Scipher securityholders immediately before the Merger are expected to own approximately 68% of the aggregate number of outstanding securities of the Combined Company prior to the Concurrent PIPE Investment, and the securityholders of Chemomab immediately before the Domestication Merger are expected to own approximately 32% of the aggregate number of the outstanding securities of the Combined Company prior to the Concurrent PIPE Investment, calculated on a fully diluted basis. In addition, holders of Chemomab’s ordinary shares represented by ADSs and vested options to acquire ordinary shares represented by ADSs will be entitled to receive contingent value rights (“CVRs”), providing the opportunity to receive additional value upon the achievement of certain specified milestones related to nebokitug, subject to the terms and conditions of the contingent value rights agreement.

Domestication

Prior to the Effective Time, the Company will effect a domestication transaction (the “Domestication”) pursuant to which the Company will become a wholly owned, direct subsidiary of Chemomab Parent. The Domestication will be effected through the Domestication Merger. As a result of the Domestication, the holders of the Company’s outstanding securities immediately prior to the Domestication Merger (including holders of Company options) will by virtue of the Domestication become security holders of Chemomab Parent in the same holding proportions as immediately prior to the Domestication.

As a condition to Closing, the Company must obtain certain tax rulings from the Israel Tax Authority relating to the Domestication, including rulings regarding the treatment of Company options and shares issued under the Company’s stock plans, and rulings for non-Israeli resident shareholders exempting Chemomab Parent, the Company and their agents from withholding obligations on consideration payable pursuant to the Domestication Merger and the CVRs.

Contingent Value Rights

Holders of the Company’s ordinary shares represented by ADSs and vested options to acquire ordinary shares represented by ADSs as of immediately prior to the Domestication will be entitled to receive one CVR for each share of Chemomab Parent common stock or vested option to acquire a share of Chemomab Parent common stock held immediately following the Domestication Merger, subject to and in accordance with the terms and conditions of a contingent value rights agreement (the “CVR Agreement”) to be entered into at or prior to the Effective Time. The CVRs represent the right to receive contingent cash payments upon the achievement of certain specified milestones related to the Company’s legacy asset, nebokitug, subject to the terms and conditions of the CVR Agreement.

The CVRs will not be registered under the Securities Act of 1933, as amended (the “Securities Act”), and will not be listed for trading on any securities exchange. The CVRs will not be transferable, except in limited circumstances as set forth in the CVR Agreement. The CVR Agreement must be fully executed and in full force and effect as a condition to the obligations of the Company to effect the Merger.